Exhibit 99.1

Independent Accountants’ Agreed‑Upon Procedures Report

Santiago Sponsor, LLC and
Santiago Holdings, LP (together, the “Company”)
BofA Securities, Inc. (the “Structuring Agent”)
Barclays Capital Inc.
Citigroup Global Markets Inc.
Mizuho Securities USA LLC
SMBC Nikko Securities America, Inc.
(together, the “Specified Parties”)

Re: Nelnet Student Loan Trust 2025-B – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NELNSD40.DAT_20250401_001713.txt” provided by the Company on April 9, 2025, containing information on 703,415 student loans (the “Student Loans”) as of March 31, 2025 (the “Data File”), of which we were informed 54,750 Student Loans (the “NSLT 2025-B Data File”) are intended to be included as collateral in the offering of Nelnet Student Loan Trust 2025-B. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Nelnet Servicing System” means Nelnet, Inc.’s (“Nelnet”) servicing system for Student Loans serviced by Nelnet.

•
The term “Excluded Student Loans List” means an electronic data file entitled “2 For KPMG - remove NoteIDs and Borrowers from NELNET tape 20250409 xlsx.xlsx” provided by the Structuring Agent on April 10, 2025, on behalf of the Company, containing Borrower and Loan ID’s for 70,939 Student Loans in the Data File that have already been securitized in previous trusts.

•	The term “Loan Status Mapping” means loan status descriptions and mapping provided by Nelnet, on behalf of the Company, attached hereto as Exhibit B.

•	The term “Sources” means the following information provided by Nelnet, on behalf of the Company:

−	Loan Status Mapping;

−	Promissory Note; and,

−	Note Disbursements Screen, Note Detail 1 Screen, Note Detail 2 Screen, Payment History for Loan Status and Interest Rate Screen, Note Repayment Schedule History Screen, Transaction History Screen, BLS Main Screen, BLS Transaction History Screen, BLS Servicing History Screen, and Origination Screen within the Nelnet Servicing System.

We make no representation regarding the validity, enforceability, or authenticity of such Sources or the execution of these documents by the borrower.

•
The term “Instructions” means the instructions provided by Nelnet, on behalf of the Company, pertaining to a procedure, attribute, or methodology, as described in the table in the procedures section below.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We removed 70,939 Student Loans listed in the Excluded Student Loan List from the Data File, and we randomly selected a sample of Student Loans from the remaining 632,476 Student Loans, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto), of which 333  of the Selected Student Loans are included in the NSLT 2025-B Data File.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority until agreed.

Attribute	Sources / Instructions

Disbursement Year	The earliest year in the “Act Disb Date” field on Note Disbursements Screen

Original Principal Balance	“Orig Note Amt” field on Note Detail 2 Screen

Current Principal Balance	“CPB” field on Note Detail 2 Screen, “End CPB” field on Transaction History Screen, “Princ Discl Amt” field on Note Repayment Schedule History Screen

Loan Type	“Loan Type” field on Note Detail 2 Screen

Loan Status
“Status” field on Note Detail 1 Screen, “Status” field on Payment History for Loan Status and Interest Rate Screen, “Type” field on BLS Transaction History Screen, or the loan status indicated in the “Service History Comments” field on the BLS Servicing History Screen, and Loan Status Mapping

2

Attribute	Sources / Instructions

Current Status End Date
“End Dt of Stat” field on Note Detail 1 Screen, “Stat End” field on Payment History for Loan Status and Interest Rate Screen, or maturity date indicated in the “Service History Comments” field on the BLS Servicing History Screen
“Maturity Date" field on Note Repayment Schedule History Screen if Loan Status in the Data File was “Repayment”

Convert to Repayment Date	"Repay Cnvt Dt" field on Note Detail 1 Screen, repayment effective date indicated in the “Service History Comments” field on the BLS Servicing History Screen

Maturity Date
“Maturity Date" field on Note Repayment Schedule History Screen or recompute by adding the number of months in “Term” field on the Note Repayment Schedule History Screen to the date on the “First Pmt Dt” field on the Note Repayment Schedule History Screen.

Anticipated Graduation Date
"Grad Date" field on Note Detail 1 Screen, graduation date indicated in the “Service History Comments” field on the BLS Servicing History Screen

If Anticipated Graduation Date in the Data File is “12/31/9999,” consider the date to be “N/A”

Repayment Start Date	"First Pmt Dt" field on Note Repayment Schedule History Screen

Interest Rate	“Interest Rate” field on Note Detail 2 Screen, “Int Rate” field on Payment History for Loan Status and Interest Rate Screen

School Code	“School” field on Note Detail 2 Screen

State of Residence	“Address” field on BLS Main Screen

Original FICO	“Credit Score” field on Origination Screen

We found such information to be in agreement.

C.
For each Selected Student Loan, we observed the presence of a signed Promissory Note in the Sources. The Specified Parties indicated that the absence of a signed Promissory Note constituted an exception. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

We found such information to be present, except as listed in Exhibit C.

Based on the results of the procedures performed and expected error rate included above, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 632,476 student loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

3

We were engaged by the Company to perform this agreed‑upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP
Irvine, California
July 24, 2025

4

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2025B001	51	2025B051	101	2025B101	151	2025B151
2	2025B002	52	2025B052	102	2025B102	152	2025B152
3	2025B003	53	2025B053	103	2025B103*	153	2025B153*
4	2025B004	54	2025B054	104	2025B104*	154	2025B154
5	2025B005	55	2025B055*	105	2025B105	155	2025B155
6	2025B006	56	2025B056	106	2025B106	156	2025B156
7	2025B007*	57	2025B057	107	2025B107	157	2025B157
8	2025B008	58	2025B058	108	2025B108	158	2025B158*
9	2025B009	59	2025B059	109	2025B109	159	2025B159
10	2025B010	60	2025B060	110	2025B110	160	2025B160
11	2025B011	61	2025B061	111	2025B111	161	2025B161*
12	2025B012	62	2025B062	112	2025B112	162	2025B162*
13	2025B013	63	2025B063*	113	2025B113	163	2025B163
14	2025B014	64	2025B064	114	2025B114	164	2025B164
15	2025B015	65	2025B065	115	2025B115	165	2025B165
16	2025B016	66	2025B066	116	2025B116	166	2025B166
17	2025B017	67	2025B067	117	2025B117	167	2025B167*
18	2025B018	68	2025B068	118	2025B118	168	2025B168
19	2025B019	69	2025B069	119	2025B119	169	2025B169*
20	2025B020	70	2025B070	120	2025B120	170	2025B170
21	2025B021	71	2025B071	121	2025B121	171	2025B171
22	2025B022	72	2025B072	122	2025B122	172	2025B172
23	2025B023	73	2025B073	123	2025B123	173	2025B173
24	2025B024	74	2025B074	124	2025B124	174	2025B174
25	2025B025	75	2025B075	125	2025B125	175	2025B175
26	2025B026	76	2025B076	126	2025B126	176	2025B176
27	2025B027	77	2025B077	127	2025B127	177	2025B177
28	2025B028	78	2025B078	128	2025B128	178	2025B178
29	2025B029	79	2025B079	129	2025B129	179	2025B179
30	2025B030	80	2025B080	130	2025B130	180	2025B180
31	2025B031	81	2025B081	131	2025B131*	181	2025B181
32	2025B032	82	2025B082	132	2025B132	182	2025B182
33	2025B033	83	2025B083	133	2025B133	183	2025B183
34	2025B034	84	2025B084	134	2025B134	184	2025B184
35	2025B035	85	2025B085	135	2025B135	185	2025B185
36	2025B036	86	2025B086	136	2025B136	186	2025B186
37	2025B037	87	2025B087	137	2025B137	187	2025B187
38	2025B038	88	2025B088	138	2025B138	188	2025B188
39	2025B039	89	2025B089	139	2025B139	189	2025B189
40	2025B040	90	2025B090	140	2025B140	190	2025B190
41	2025B041	91	2025B091*	141	2025B141*	191	2025B191*
42	2025B042	92	2025B092	142	2025B142	192	2025B192
43	2025B043	93	2025B093	143	2025B143	193	2025B193
44	2025B044	94	2025B094	144	2025B144	194	2025B194
45	2025B045	95	2025B095	145	2025B145*	195	2025B195
46	2025B046	96	2025B096	146	2025B146	196	2025B196
47	2025B047	97	2025B097	147	2025B147	197	2025B197
48	2025B048*	98	2025B098	148	2025B148	198	2025B198
49	2025B049	99	2025B099	149	2025B149	199	2025B199
50	2025B050	100	2025B100	150	2025B150	200	2025B200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2025B201	242	2025B242	283	2025B283	324	2025B324
202	2025B202	243	2025B243	284	2025B284	325	2025B325
203	2025B203	244	2025B244	285	2025B285	326	2025B326
204	2025B204	245	2025B245	286	2025B286	327	2025B327
205	2025B205	246	2025B246	287	2025B287	328	2025B328*
206	2025B206	247	2025B247	288	2025B288*	329	2025B329
207	2025B207	248	2025B248	289	2025B289	330	2025B330
208	2025B208	249	2025B249	290	2025B290	331	2025B331
209	2025B209	250	2025B250	291	2025B291	332	2025B332*
210	2025B210	251	2025B251	292	2025B292	333	2025B333
211	2025B211	252	2025B252	293	2025B293	334	2025B334
212	2025B212	253	2025B253	294	2025B294	335	2025B335
213	2025B213*	254	2025B254	295	2025B295	336	2025B336*
214	2025B214	255	2025B255	296	2025B296	337	2025B337
215	2025B215	256	2025B256	297	2025B297	338	2025B338
216	2025B216	257	2025B257	298	2025B298*	339	2025B339
217	2025B217	258	2025B258	299	2025B299	340	2025B340
218	2025B218	259	2025B259	300	2025B300	341	2025B341
219	2025B219	260	2025B260	301	2025B301	342	2025B342
220	2025B220	261	2025B261	302	2025B302	343	2025B343
221	2025B221	262	2025B262	303	2025B303	344	2025B344
222	2025B222	263	2025B263	304	2025B304	345	2025B345*
223	2025B223	264	2025B264	305	2025B305	346	2025B346
224	2025B224	265	2025B265	306	2025B306	347	2025B347
225	2025B225	266	2025B266	307	2025B307*	348	2025B348
226	2025B226	267	2025B267	308	2025B308	349	2025B349
227	2025B227	268	2025B268	309	2025B309	350	2025B350
228	2025B228	269	2025B269	310	2025B310	351	2025B351
229	2025B229*	270	2025B270	311	2025B311	352	2025B352
230	2025B230	271	2025B271	312	2025B312	353	2025B353
231	2025B231*	272	2025B272	313	2025B313	354	2025B354
232	2025B232	273	2025B273	314	2025B314	355	2025B355
233	2025B233	274	2025B274	315	2025B315*	356	2025B356
234	2025B234	275	2025B275	316	2025B316	357	2025B357
235	2025B235	276	2025B276	317	2025B317	358	2025B358
236	2025B236	277	2025B277	318	2025B318	359	2025B359
237	2025B237	278	2025B278	319	2025B319	360	2025B360
238	2025B238	279	2025B279	320	2025B320	361	2025B361
239	2025B239	280	2025B280	321	2025B321
240	2025B240	281	2025B281	322	2025B322
241	2025B241	282	2025B282	323	2025B323

Note: The Company has assigned a unique Student Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan ID numbers.

(*)	This Selected Student Loan was not included in the NSLT 2025-B Data File.

Exhibit B
Loan Status Mapping

Loan Status Code Per Data File	Loan Status Per Sources
DS	Deferment Schl
DX	Defer Fixed
EG	Extended Grace
F	Forbearance
G	Grace
GF	Grace Fixed Pmt
I	Interim
ID	Intern Res Def
IG	Grace Int Only
ME	Military Forb
MR	Military Repayment
P	Paid in Full
PP	Pre Paid in Full
R	Repayment
S	School
SD	Sch Defer Mthly
SF	Sch Fixed Pmt
SM	School Monthly

Exhibit C
Exceptions List

Selected Student Loan Number	Student Loan ID Number	Attribute	Per Data File	Per Sources

88	2025B088	Presence of Promissory Note	Not applicable	Not available

131	2025B131*	Presence of Promissory Note	Not applicable	Not available

146	2025B146	Presence of Promissory Note	Not applicable	Not available

155	2025B155	Presence of Promissory Note	Not applicable	Not available

159	2025B159	Presence of Promissory Note	Not applicable	Not available

172	2025B172	Presence of Promissory Note	Not applicable	Not available

(*)	This Selected Student Loan was not included in the NSLT 2025-B Data File.